UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-4786

Ariel Investment Trust
(Exact name of registrant as specified in charter)

200 East Randolph Drive Suite 2900 Chicago, Illinois		60601
(Address of principal executive offices)		(Zip code)

Mareile Cusack 200 East Randolph Drive Suite 2900 Chicago, Illinois 60601
(Name and address of agent for service)

with a copy to: Arthur Don Seyfarth Shaw LLP 131 South Dearborn Street Suite 2400 Chicago, IL 60603

Registrant’s telephone number, including area code:		(312) 726-0140

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2009

Item 1.  Schedule of Investments.

Ariel Fund Schedule of Investments

Number of Shares	COMMON STOCKS—99.12%	Cost	Market Value

	Consumer Discretionary & Services—32.34%
844,900	Black & Decker Corp.	$36,035,176	$24,214,834
6,434,300	CBS Corp., Class B	32,712,134	44,525,356
9,859,539	Gannett Co., Inc.	96,888,217	35,198,554
2,840,225	International Game Technology	27,340,250	45,159,578
7,861,472	Interpublic Group of Cos., Inc. (a)	57,068,559	39,700,434
1,160,071	Meredith Corporation	24,852,975	29,639,814
355,348	Mohawk Industries, Inc. (a)	21,502,630	12,678,817
2,960,357	Newell Rubbermaid Inc.	63,202,485	30,817,316
1,602,875	Nordstrom, Inc.	23,481,780	31,881,184
3,185,356	Royal Caribbean Cruises Ltd.	52,409,418	43,129,720
1,569,967	Sotheby’s	34,579,339	22,152,234
1,426,906	Tiffany & Co.	51,274,617	36,186,336
		521,347,580	395,284,177
	Consumer Staples—10.36%
3,259,938	Constellation Brands, Inc., Class A (a)	53,025,808	41,336,014
667,954	Energizer Holdings, Inc. (a)	17,096,711	34,893,917
1,036,338	J.M. Smucker Co.	35,669,473	50,428,207
		105,791,992	126,658,138
	Financial Services—28.16%
5,726,957	CB Richard Ellis Group, Inc. (a)	38,829,431	53,604,318
1,027,226	City National Corp.	62,299,174	37,832,734
1,483,355	Equifax Inc.	54,888,635	38,715,565
994,165	HCC Insurance Holdings, Inc.	14,471,388	23,869,902
5,304,103	Janus Capital Group Inc.	48,114,618	60,466,774
1,657,473	Jones Lang LaSalle Inc.	29,674,278	54,249,091
124,816	Markel Corp. (a)	28,992,322	35,160,667
1,811,732	PrivateBancorp, Inc.	28,539,844	40,292,920
		305,809,690	344,191,971
	Health Care—12.54%
601,634	Bio—Rad Laboratories, Inc., Class A (a)	34,299,380	45,411,334
1,448,401	Hospira, Inc. (a)	50,894,863	55,792,407
4,101,820	IMS Health Inc.	81,746,188	52,093,114
		166,940,431	153,296,855
	Materials & Processing—5.27%
1,766,503	Brady Corp., Class A	26,564,903	44,374,555
3,243,058	Interface, Inc., Class A (b)	34,840,416	20,106,960
		61,405,319	64,481,515

arielinvestments.com	800.292.7435

June 30, 2009 (unaudited)

Number of Shares	COMMON STOCKS—99.12% (cont’d)	Cost	Market Value

	Producer Durables—7.14%
1,845,913	Hewitt Associates, Inc., Class A (a)	$46,683,861	$54,971,289
1,315,811	IDEX Corp.	15,542,024	32,329,476
		62,225,885	87,300,765
	Technology—3.31%
1,075,150	Anixter International Inc. (a)	24,014,628	40,414,888

	Total Common Stocks	1,247,535,525	1,211,628,309

Principal Amount	REPURCHASE AGREEMENT—0.63%	Cost	Market Value

$7,766,691	Fixed Income Clearing Corporation, 0.00%, dated 6/30/2009, due 7/1/2009, repurchase price $7,766,691, (collateralized by Federal Home Loan Bank, 5.50%, due 7/15/2036)	$7,766,691	$7,766,691
	Total Investments—99.75%	$1,255,302,216	1,219,395,000
	Other Assets less Liabilities—0.25%		3,021,254
	NET ASSETS—100.00%		$1,222,416,254

(a)              Non-income producing.

(b)             Affiliated company (See Note Three).

A category may contain multiple industries as defined by the Standard Industrial Classification system.

See Notes to Schedules of Investments.

Quarterly Report June 30, 2009	Slow and Steady Wins the Race

Ariel Appreciation Fund Schedule of Investments	June 30, 2009 (unaudited)

Number of Shares	COMMON STOCKS—99.16%	Cost	Market Value

	Consumer Discretionary & Services—24.62%
1,340,650	Carnival Corp.	$41,111,130	$34,548,550
4,729,200	CBS Corp., Class B	47,913,689	32,726,064
7,299,600	Gannett Co., Inc.	36,634,154	26,059,572
2,087,200	International Game Technology	28,876,965	33,186,480
6,183,475	Interpublic Group of Cos., Inc. (a)	39,173,265	31,226,549
845,000	Nordstrom, Inc.	11,529,712	16,807,050
789,800	Omnicom Group Inc.	21,180,835	24,941,884
651,000	Sotheby’s	13,939,619	9,185,610
995,300	Tiffany & Co.	33,816,663	25,240,808
		274,176,032	233,922,567
	Consumer Staples—6.94%
170,172	Clorox Co.	4,924,384	9,500,703
2,367,900	Constellation Brands, Inc., Class A (a)	36,564,965	30,024,972
294,900	Energizer Holdings, Inc. (a)	13,529,283	15,405,576
225,575	J.M. Smucker Co.	9,708,792	10,976,479
		64,727,424	65,907,730
	Energy—1.30%
229,600	Hess Corp.	10,816,840	12,341,000

	Financial Services—33.58%
1,009,700	Aflac Inc.	18,517,542	31,391,573
4,460,750	CB Richard Ellis Group, Inc. (a)	23,757,378	41,752,620
778,700	City National Corp.	49,062,228	28,679,521
217,622	Dun & Bradstreet Corp.	3,795,464	17,673,083
986,400	Equifax Inc.	19,866,827	25,745,040
451,700	Franklin Resources, Inc.	15,476,768	32,526,917
3,330,600	Janus Capital Group Inc.	24,363,312	37,968,840
1,139,400	Jones Lang LaSalle Inc.	82,937,832	37,292,562
66,200	Markel Corp. (a)	22,245,457	18,648,540
491,900	Northern Trust Corp.	14,529,278	26,405,192
500,900	T. Rowe Price Group, Inc.	8,294,638	20,872,503
		282,846,724	318,956,391
	Health Care—16.31%
496,950	Baxter International Inc.	11,474,843	26,318,472
218,725	Bio-Rad Laboratories, Inc., Class A (a)	14,237,161	16,509,363
3,137,585	IMS Health Inc.	45,155,317	39,847,329
341,900	Laboratory Corp. of America Holdings (a)	22,902,825	23,177,401
767,054	Thermo Fisher Scientific Inc. (a)	12,068,180	31,272,792
417,400	Zimmer Holdings, Inc. (a)	18,015,134	17,781,240
		123,853,460	154,906,597

Quarterly Report June 30, 2009	Slow and Steady Wins the Race

Ariel Appreciation Fund Schedule of Investments (continued)	June 30, 2009 (unaudited)

Number of Shares	COMMON STOCKS—99.16% (cont’d)	Cost	Market Value

	Producer Durables—9.82%
1,210,600	Accenture Ltd, Class A	$19,422,268	$40,506,676
1,416,400	Hewitt Associates, Inc., Class A (a)	38,732,818	42,180,392
285,050	Illinois Tool Works Inc.	14,678,601	10,643,767
		72,833,687	93,330,835
	Technology—6.59%
786,300	Anixter International Inc. (a)	48,471,627	29,557,017
2,404,600	Dell Inc. (a)	23,637,684	33,015,158
		72,109,311	62,572,175
	Total Common Stocks	901,363,478	941,937,295

Principal Amount	REPURCHASE AGREEMENT—0.74%	Cost	Market Value

$7,050,062	Fixed Income Clearing Corporation, 0.00%, dated 6/30/2009, due 7/1/2009, repurchase price $7,050,062, (collateralized by Federal Home Loan Bank, 5.50%, due 7/15/2036)	$7,050,062	$7,050,062
	Total Investments—99.90%	$908,413,540	948,987,357
	Other Assets less Liabilities—0.10%		977,965
	NET ASSETS—100.00%		$949,965,322

(a) Non-income producing.

A category may contain multiple industries as defined by the Standard Industrial Classification system.

See Notes to Schedules of Investments.

arielinvestments.com	800.292.7435

Ariel Focus Fund Schedule of Investments	June 30, 2009 (unaudited)

Number of Shares	COMMON STOCKS—98.05%		Cost	Market Value

	Consumer Discretionary & Services—25.58%
49,400	Carnival Corp.		$1,964,380	$1,273,038
93,000	eBay, Inc. (a)		1,761,168	1,593,090
49,600	Omnicom Group Inc.		2,048,518	1,566,368
36,500	Tiffany & Co	.	1,344,561	925,640
12,200	Toyota Motor Corp., ADR		1,077,755	921,466
51,900	Walt Disney Co.		1,393,306	1,210,827
			9,589,688	7,490,429
	Energy—7.43%
16,000	Exxon Mobil Corporation		1,214,908	1,118,560
19,700	Hess Corp.		1,035,772	1,058,875
			2,250,680	2,177,435
	Financial Services—18.56%
39,600	Aflac Inc.		1,621,040	1,231,164
34,300	American Express Company		1,009,745	797,132
451	Berkshire Hathaway Inc., Class B (a)		1,334,839	1,305,974
15,000	Franklin Resources, Inc.		1,312,108	1,080,150
29,900	JPMorgan Chase & Co	.	1,186,580	1,019,889
			6,464,312	5,434,309
	Health Care—18.46%
31,475	Covidien PLC		1,110,016	1,178,424
110,900	IMS Health Inc.		2,025,069	1,408,430
33,400	Johnson & Johnson		2,012,068	1,897,120
33,000	Merck & Co, Inc.	.	855,380	922,680
			6,002,533	5,406,654
	Producer Durables—18.51%
53,100	Accenture Ltd, Class A		1,423,132	1,776,726
35,600	Illinois Tool Works Inc.		1,729,124	1,329,304
51,675	Tyco International Ltd.		1,883,183	1,342,516
34,500	Waste Management, Inc.		850,446	971,520
			5,885,885	5,420,066
	Technology—9.51%
130,700	Dell Inc.(a)		2,665,546	1,794,511
9,500	International Business Machines Corp.		735,969	991,990
			3,401,515	2,786,501

	Total Common Stocks		33,594,613	28,715,394

Quarterly Report June 30, 2009	Over 25 years of patient investing

Ariel Focus Fund Schedule of Investments (continued)	June 30, 2009 (unaudited)

Principal Amount	REPURCHASE AGREEMENT—2.77%	Cost	Market Value

$810,928	Fixed Income Clearing Corporation, 0.00%, dated 6/30/2009, due 7/1/2009, repurchase price $810,928, (collateralized by Federal Home Loan Bank, 5.50%, due 7/15/2036)	$810,928	$810,928
	Total Investments—100.82%	$34,405,541	29,526,322
	Liabilities less Other Assets—(0.82%)		(240,869)
	NET ASSETS—100.00%		$29,285,453

(a) Non-income producing.

A category may contain multiple industries as defined by the Standard Industrial Classification system.

See Notes to Schedules of Investments.

arielinvestments.com	800.292.7435

Notes to Schedules of Investments	June 30, 2009 (unaudited)

Note One | Organization

Ariel Investment Trust (the “Trust”) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Ariel Fund, Ariel Appreciation Fund and Ariel Focus Fund (the “Funds”) are series of the Trust. Ariel Fund and Ariel Appreciation Fund are diversified portfolios and Ariel Focus Fund is a non-diversified portfolio of the Trust.

Note Two | Significant accounting policies

The following is a summary of significant policies related to investments of the Funds.

FAS 157 – Effective October 1, 2008, the Funds have adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a three-tier framework for measuring fair value based on a hierarchy of inputs. The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized below:

Level 1– quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities)

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2009 in valuing the funds’ investments carried at market value:

	Ariel Fund	Ariel Appreciation Fund	Ariel Focus Fund
Level 1	$1,211,628,309	$941,937,295	$28,715,394
Level 2	7,766,691	7,050,062	810,928
Level 3	—	—	—
Market Value at 6/30/09	$1,219,395,000	$948,987,357	$29,526,322

As of June 30, 2009 all Level 2 securities held are repurchase agreements, see Schedule of Investments.

Investment valuation – Securities for which market quotations are readily available are valued at the last sale price on the national securities exchange on which such securities are primarily traded and, in the case of securities reported on the Nasdaq system, are valued based on the Nasdaq Official Closing Price. If a closing price is not reported, equity securities for which reliable bid and ask quotations are available are valued at the mean between bid and ask price.

Debt obligations having a maturity of 60 days or less are valued at amortized cost which approximates market value. Debt securities with maturities over 60 days are valued at the yield equivalent as obtained from a pricing service or one or more market makers for such securities.

Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

Repurchase agreements – The Funds may enter into repurchase agreements with recognized financial institutions and in all instances hold underlying securities as collateral with a value at least equal to the total repurchase price such financial institutions have agreed to pay.

Securities transactions – Securities transactions are accounted for on a trade date basis.

Note Three | Transactions with affiliated companies

If a Fund’s holding represents ownership of 5% or more of the voting securities of a company, the company is deemed to be an affiliate as defined in the 1940 Act. Ariel Fund had the following transactions during the nine months ended June 30, 2009, with affiliated companies:

	Share Activity				Nine Months Ended June 30, 2009
	Balance			Balance		Dividends	Amount of Loss
	September 30,			June 30,		Credited to	Realized on
Security Name	2008	Purchases	Sales	2009	Market Value	Income	Sale of Shares
ACCO Brands Corp. *	3,432,000	—	3,432,000	—	$—	$—	$(73,938,570)
Interface, Inc.	2,797,400	480,900	35,242	3,243,058	20,106,960	98,853	(171,452)
					$20,106,960	$98,853	$(74,110,022)

* No longer an affiliated company.

Quarterly Report June 30, 2009	Slow and Steady Wins the Race

23

Item 2.  Controls and Procedures.

(a) The registrant’s certifying officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act), or in other factors that could significantly affect this control, that occurred during the registrant’s last fiscal quarter, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.  Exhibits.

(a) Exhibit 99.Cert. — Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2(a))

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ariel Investment Trust

By:	/s/ Mellody Hobson
Mellody Hobson
President and Principal Executive Officer

Date:	July 24, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mellody Hobson
Mellody Hobson
President and Principal Executive Officer

Date:	July 24, 2009

By:	/s/ Thomas Herman
Thomas Herman
Vice President and Principal Financial Officer

Date:	July 24, 2009